Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WBI Absolute Return Dividend Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Dividend Income Fund’s investment objectives are to seek long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Dividend Income Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-03-29
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Dividend Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.   During the most recent fiscal period (from June 17, 2013 through November 30, 2013), the Fund’s portfolio turnover rate was 49.43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.43%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the Dividend Income Fund and does not include expenses attributed to annualized acquired funds fees and expenses ("AFFE").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Dividend Income Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Dividend Income Fund will invest at least 80% of its net assets (including any borrowings for investment purpose) in dividend-paying equity securities of foreign and domestic companies.  Up to 20% of the Fund’s net assets may be invested in non-dividend paying equities, domestic and foreign fixed income securities, exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility.  Option strategies used by the Fund for individual securities include writing (selling) covered calls, buying puts, using combinations of calls and puts, and using combinations of calls and combinations of puts.  The Fund may also use options on indices.  The Fund may also invest in cash or cash equivalents as part of the normal operation of its investment process.

The types of equity securities in which the Dividend Income Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles and master limited partnerships (businesses organized as partnerships which trade on public exchanges).  The types of fixed income securities in which the Fund will generally invest include corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign fixed income securities, U.S. government agency securities, high-yield bonds (also known as “junk bonds”), ETNs, and variable and floating rate securities.  The Fund expects to invest in fixed income securities of all maturities, from less than one year up to thirty years, depending on the portfolio manager’s assessment of the risks and opportunities along the yield curve.  (The yield curve refers to differences in yield among fixed income assets of varying maturities.)

The Dividend Income Fund may invest without limitation in securities of foreign issuers, and up to 50% of its net assets in the securities of issuers located in emerging markets.  The Fund may invest up to 20% of its net assets in high-yield bonds (also known as “junk bonds”).  Excluding money market funds, which may be used as cash equivalents, the Fund may also invest up to 60% of its net assets in other investment companies, including ETFs.  Investments in other investment companies that invest predominantly in dividend-paying equity securities are considered dividend-paying equity securities for the 80% test.  The Fund may invest in companies of any size market capitalization.

The risk-managed investment approach used for the Dividend Income Fund by the Advisor attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be.  The Fund uses quantitative computer screening of fundamental stock information to evaluate domestic and foreign equity securities in an attempt to find the best value and dividend opportunities worldwide.  Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases.  The Fund then adds qualifying securities using available cash within the parameters of the Fund’s target allocations.  This systematic process of identifying, evaluating, and purchasing securities constitutes the Advisor’s buy discipline for the Fund.

The Dividend Income Fund uses a proprietary bond model created by the Advisor to assess the appropriate duration of its fixed income securities exposure.  Fixed income positions may be periodically adjusted to reflect changes in the bond model’s assessment of the risks and opportunities along the yield curve.  A portion of the Fund’s bond exposure may also be invested to pursue perceived opportunities in varying segments of the fixed income securities market.

Once securities are purchased, the Advisor maintains a strict sell discipline that attempts to control the effects of the volatility of each invested position on the Dividend Income Fund’s value.  If a security’s price stays within a range of acceptable prices, the security will remain in the Fund.  If a security’s price falls below the bottom of an acceptable price range, the security will be sold.  This results in a responsive process that actively adjusts the Fund’s allocation by causing it to become more fully invested or by raising cash to protect capital.  During periods of high market volatility a significant amount of Fund holdings may be sold, resulting in a large allocation to cash in the Fund.

The Dividend Income Fund’s target allocation is 80% dividend-paying equity securities.

The Advisor expects that the Dividend Income Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Dividend Income Fund.  The following additional risks could affect the value of your investment:

•
Market Risk – The prices of the securities in which the Dividend Income Fund invests may decline for a number of reasons.  The stock market as a whole, or the value of an individual company, may go down resulting in a decrease in the value of the Fund.

•
Management Risk – Your investment in the Dividend Income Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis, and determination of portfolio securities.  If the Advisor’s investment strategies, including its stop loss and goal setting process, do not produce the expected results, the value of the Fund would decrease.

•
Equity Market Risk – Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer.

•
Foreign and Emerging Market Securities Risk – Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may also be less liquid than U.S. securities, which could affect the Dividend Income Fund’s investments.  Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

•
Investment Style Risk – The Dividend Income Fund’s investments in dividend-paying common stocks may cause the Fund to underperform funds that do not limit their investments to dividend-paying common stocks during periods when dividend-paying stocks underperform other types of stocks.  In addition, if stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be affected.

•
Model Risk – The Dividend Income Fund’s investment process includes the use of proprietary models and analysis methods developed by the Advisor, and data provided by third parties.  Third party data and information used in models and analysis is obtained from sources believed to be reliable, however inaccurate data could adversely affect the effectiveness of the resulting investment implementation on the Fund’s performance.  There can be no assurance that any particular model or investment strategy, including those devised by the Advisor, will be profitable for the Fund, and may result in a loss of principal.

•
Small and Medium Companies Risk – Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
ETF and Mutual Fund Risk – When the Dividend Income Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
Master Limited Partnership Risk – Investing in Master Limited Partnerships (“MLPs”) entails risk including fluctuations in energy prices, decreases in supply of or demand for energy commodities and various other risks.

•
Options Risk – Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

•
Portfolio Turnover Risk – A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

•
Fixed Income Securities Risk – Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Dividend Income Fund.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

•
High-Yield Securities Risk – The fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

•
Exchange-Traded Note Risk – The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced index.  In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

•
Newer Fund Risk – The Dividend Income Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Dividend Income Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
When the Dividend Income Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information is available on the Fund’s website at www.wbifunds.com or by calling the Fund toll-free at 1-855-WBI-FUND (1-855-924-3863).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Dividend Income Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-924-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wbifunds.com
No Load Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.40%
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	15.82%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	17.10%	[1]
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(15.07%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 206
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,314
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,716
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,595
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.40%
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	12.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	13.49%	[1]
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(11.71%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	181
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,734
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,873
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 8,818

[1]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the Dividend Income Fund and does not include expenses attributed to annualized acquired funds fees and expenses ("AFFE").
[2]	WBI Investments, Inc. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Dividend Income Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 2.00% of average daily net assets for No Load Class shares and 1.75% of average daily net assets for Institutional Class shares (the "Expense Caps"). The Expense Caps will remain in effect through at least March 29, 2015, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were paid, subject to the Expense Caps.